Description of Organization and Business Operations - Additional Information (Details) - USD ($)						5 Months Ended	12 Months Ended
		Jan. 18, 2022	Oct. 27, 2021	Apr. 29, 2021	Jan. 22, 2021	Dec. 31, 2020	Dec. 31, 2021	Jul. 23, 2020
Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Proceeds from sale of Units in initial public offering					$ 450,000,000	$ 0	$ 450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor						$ 0	11,000,000
Annual limit of regulatory withdrawal							$ 900,000
Threshold period to complete business combination from closing of public offering							24 months
Dissolution expenses, maximum allowed							$ 100,000
Private Placement | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Amount placed in trust account					450,000,000
Proceeds from sale of Units in initial public offering					$ 450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor							$ 11,000,000
Common Stock | Private Placement | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Number of shares purchased (in shares)			11,507,074	20,000,000
Purchase price per share (in dollars per share)			$ 8.89	$ 10.00
Common Stock | Additional Sponsor Commitment Subscription Agreement | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Number of shares purchased (in shares)			709,711
Purchase price per share (in dollars per share)			$ 10.00
Minimum | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Percentage of fair market value							80.00%
Class A Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)						$ 0.0001	$ 0.0001
Redemption percentage of shares if business combination not completed							100.00%
Class A Common Stock | Maximum | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Threshold period to complete business combination from closing of public offering							24 months
Common Stock
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)						0.000001	$ 0.000001
Common Stock | Common Stock
Organization And Business Operations [Line Items]
Number of shares purchased (in shares)							0
Common Stock | Subsequent Event
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)		$ 0.0001
Common Stock | Subsequent Event | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Redemption of stock (in shares)		43,343,665
Class F Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Shares surrendered (in shares)			1,277,285
Common stock par value (in dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Class F Common Stock | Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Number of shares purchased (in shares)	[1]					11,500,000

[1]	This number includes up to 1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.